FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	$ 0	$ 16
Other net change to fair value [Abstract]
Other net change to fair value - Included in accumulated other comprehensive loss	0
Carrying value	(822)	(811)	$ (811)
Cephalon [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	0	12
Changes in contingent consideration [Abstract]
Changes in contingent consideration	0	(205)
Microdose [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	0	8
Nu Pathe [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	0	(122)
Labrys [Member]
Changes in contingent consideration [Abstract]
Changes in contingent consideration	0	(25)
Eagle Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	5	179
Changes in contingent consideration [Abstract]
Changes in contingent consideration	(29)	(115)
Gecko [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		(6)
Labrys Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	1	6
Actavis Generic [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		(302)
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	$ 34	$ (18)